UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21739
                                                     ---------

      Credit Suisse Alternative Capital Long/Short Equity Master Fund, LLC
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                11 Madison Avenue
                               New York, NY 10010
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               (Address of principal executive offices) (Zip code)


                                    PFPC Inc.
                         301 Bellevue Parkway, 2nd Floor
                              Wilmington, DE 19809
      --------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-325-2000
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                     Date of reporting period: June 30, 2008
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

SCHEDULE OF INVESTMENTS AT JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS
Percentages are as follows:


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Equity Long/Short        84.92%
Equity Market Neutral    11.85%
Other                     3.23%




                                                                          PERCENTAGE
                                                                          OF MEMBERS'
INVESTMENTS IN PORTFOLIO FUNDS (1) (2) (3) 76.45%         LIQUIDITY         CAPITAL            COST       FAIR VALUE (4)

EQUITY LONG/SHORT

Cycladic Catalyst Fund, L.P.
    Regular Interest                                     Semi-annual           0.97%        $ 3,507,304   $    972,807
    Side Pocket                                              (5)               0.24%            249,494        235,450
Gandhara Fund, L.P.                                       Quarterly            6.72%          4,250,000      6,724,049
Glenview Institutional Partners, L.P.                     Quarterly            8.60%          5,680,772      8,605,893
Hachiman Japan Fund                                        Monthly             2.52%          2,500,000      2,520,200
Karsch Capital II, L.P.                                   Quarterly            7.60%          4,685,244      7,614,908
Lansdowne UK Equity Fund, L.P.                             Monthly             8.00%          1,500,000      8,012,205
Tosca                                                     Quarterly            4.96%          2,166,094      4,961,887
Viking Global Equities L.P.                               Annually            10.61%          3,209,450     10,612,093
WF Asia Fund Limited                                       Monthly             4.06%          2,000,000      4,058,799
Westfield Life Sciences Fund II, L.P.                     Quarterly            7.45%          4,376,377      7,450,607
ZA International Fund, L.P. (6)                           Quarterly            3.19%          3,000,000      3,188,522
                                                                            -------         -----------   ------------
                                                                              64.92%         37,124,735     64,957,420
                                                                            -------         -----------   ------------

EQUITY MARKET NEUTRAL

Two Sigma Spectrum U.S. Fund L.P.                         Quarterly            9.06%          6,544,025      9,061,739
                                                                            -------         -----------   ------------
                                                                               9.06%          6,544,025      9,061,739
                                                                            -------         -----------   ------------

OTHER

Summit Water Equity Fund, L.P.                            Quarterly            2.47%          2,500,000      2,473,162
                                                                            -------         -----------   ------------
                                                                               2.47%          2,500,000      2,473,162
                                                                            -------         -----------   ------------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS (COST $46,168,760)                                                   $ 76,492,321

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

--------------------------------------------------------------------------------


                                                                          PERCENTAGE
                                                                          OF MEMBERS'
                                                          SHARES            CAPITAL            COST       FAIR VALUE

OTHER INVESTMENTS (1) (2)

Point Biomedical Corporation (3)
Series A preferred stock                                    5,066                --         $     2,374   $         --
                                                          -------         ---------         -----------   ------------
                                                            5,066                --               2,374             --
                                                          -------         ---------         -----------   ------------

TOTAL INVESTMENTS (COST $46,171,134)                                                                        76,492,321


OTHER ASSETS, LESS LIABILITIES 23.55%                                                                       23,561,333
                                                                                                          ------------

MEMBERS' CAPITAL 100%                                                                                     $100,053,654
                                                                                                          ============

(1) Fair valued investments.
(2) Securities are issued in private placement transactions and as such are restricted as to resale.
(3) Non-income producing securities.
(4) The Registrant's investments in the Portfolio Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Further, redemption requests might not be granted by the managers of the Portfolio Funds (the "Portfolio Fund Managers"). The Registrant's
    Board of Managers (the "Board") has approved procedures pursuant to which the Registrant values its investments in Portfolio Funds at fair value. The fair value of the Registrant's interest in a Portfolio Fund will represent the amount that the Registrant could reasonably expect to receive (without regard to early redemption fees, if any, which might be assessed) from a Portfolio Fund or from a third party if the Registrant's interest was redeemed or sold at the time of valuation, based on information available at that time, which Credit Suisse
    Alternative Capital, Inc. (the "Investment Adviser") reasonably believes to be reliable. In accordance with the
    Registrant's valuation procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Portfolio Fund in accordance with the Portfolio Fund Manager's valuation policies and reported by the Portfolio Fund Manager or the Portfolio Fund's administrator to the Registrant or its administrator. Although the procedures approved by the Board provide that the Investment Adviser will review the valuations provided by Portfolio Fund Managers, neither the Investment Adviser nor the Board will be able to independently confirm the accuracy of valuation calculations provided by the Portfolio Fund Managers.
(5) Side pocket investments are not redeemable until they are realized or converted to regular interests in the
    Portfolio Fund by the Portfolio Fund Manager.
(6) Affiliated Portfolio Fund.

    AFFILIATED ISSUERS
    ------------------
    An affiliated Portfolio Fund is a Portfolio Fund in which the Master Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with Portfolio Funds which are or were affiliates are as follows:
                                                  Value at                                                         Value at
    Affiliate                                  March 31, 2008          Purchases          Sales Proceeds        June 30, 2008
    ------------------------------------     ------------------     ----------------     -----------------     ---------------
    ZA International Fund, L.P.                  $3,270,353             $    --            $         --           $3,188,522

CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT EQUITY MASTER FUND, LLC

--------------------------------------------------------------------------------

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements-( "SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

- Level 1 -- quoted prices in active markets for identical securities
- Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
- Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund's assets and liabilities carried at fair value:

      Valuation Inputs                                         Liabilities in       Appreciation in           Depreciation in
                                          Investments in         Securities         Other Financial           Other Financial
                                            Securities           Sold Short           Instruments*              Instruments*
                                           --------------       --------------       ---------------           ---------------
      Level 1                               $         --
                                           --------------       --------------       ---------------           ---------------
      Level 2                                         --
                                           --------------       --------------       ---------------           ---------------
      Level 3                                 76,492,321
                                           --------------       --------------       ---------------           ---------------
      Total                                 $ 76,492,321
                                           --------------       --------------       ---------------           ---------------

* Other financial instruments include futures, forwards and swap contracts

SFAS 157 also requires a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:

                                                               Liabilities in       Appreciation in           Depreciation in
                                          Investments in         Securities         Other Financial           Other Financial
                                            Securities           Sold Short           Instruments*              Instruments*
                                          --------------       --------------       ---------------           ---------------
      Balances as of 03/31/08              $ 95,108,765
                                          --------------       --------------       ---------------           ---------------
      Realized gain (loss)                    2,806,794
                                          --------------       --------------       ---------------           ---------------
      Change in unrealized appreciation
      (depreciation)                           (908,670)
                                          --------------       --------------       ---------------           ---------------
      Net purchases (sales)                 (20,514,568)
                                          --------------       --------------       ---------------           ---------------
      Net transfers in and out (Level 3)             --
                                          --------------       --------------       ---------------           ---------------
      Balance as of 06/30/08               $ 76,492,321
                                          --------------       --------------       ---------------           ---------------

* Other financial instruments include futures, forwards and swap contracts

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Credit Suisse Alternative Capital Long/Short Equity Master Fund,
             LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Egidio Robertiello
                         -------------------------------------------------------
                           Egidio Robertiello, President
                           (principal executive officer)

Date     August 29, 2008
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Egidio Robertiello
                         -------------------------------------------------------
                           Egidio Robertiello, President
                           (principal executive officer)

Date     August 29, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Sandra DeGaray
                         -------------------------------------------------------
                           Sandra DeGaray, Chief Financial Officer and Treasurer (principal financial officer)

Date     August 29, 2008
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* Print the name and title of each signing officer under his or her signature.